Related Party Transactions (Details Narrative) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 13, 2024	Oct. 12, 2023	Mar. 20, 2023	Jan. 25, 2023	Sep. 01, 2022	Aug. 16, 2022	Sep. 21, 2022	Sep. 30, 2024	Sep. 30, 2023	Oct. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 14, 2023	Jul. 31, 2023	Jun. 21, 2023	Apr. 10, 2023	Mar. 17, 2023	Aug. 21, 2003
Related Party Transaction [Line Items]
Accrued expenses								$ 14,466,000			$ 7,580,000	$ 9,069,000
Proceeds from PIPE financings								$ 6,000,000	$ 12,750,000		$ 12,750,000	30,000,000
Warrants to purchase common stock														892,856
Common Class A [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								10,905,901			7,070,627			857,142		923,076
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Options vesting period								2 years			2 years
COTA Inc [Member]
Related Party Transaction [Line Items]
Contribution made								$ 0	0		$ 0	86,000
Cryoport Systems Inc [Member]
Related Party Transaction [Line Items]
Contribution made								$ 2,000	33,000		$ 33,000	70,000
CV Star Loan [Member]
Related Party Transaction [Line Items]
Loan agreement																	$ 5,000,000
CV Star Loan [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								1,528,138			125,000
Number of shares holding											764,069
CV Star Loan [Member] | Common Class A [Member] | March Two Thousand Twenty Three Loan Warrants [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock								125,000			75,000
CV Star Loan [Member] | Common Class A [Member] | June Two Thousand Twenty Three Warrants [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock											50,000
Resorts World Inc Pte Ltd [Member]
Related Party Transaction [Line Items]
Loan agreement															$ 12,000,000
Resorts World Inc Pte Ltd [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock											300,000
Sorrento Therapeutics Inc [Member]
Related Party Transaction [Line Items]
Contribution made											$ 0	1,821,000
Chairman And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amont		$ 285,000
Chairman And Chief Executive Officer [Member] | Ceo Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amont		$ 285,000
Interest rate	15.00%	15.00%								15.00%
March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from PIPE financings			$ 9,000,000
March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Warrants to purchase common stock													729,698
Securities Purchase Agreement [Member] | March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Dr Robert Hariri [Member]
Related Party Transaction [Line Items]
Proceeds from PIPE financings			9,000,000
Securities Purchase Agreement [Member] | March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member] | Dr Hariri [Member]
Related Party Transaction [Line Items]
Proceeds from PIPE financings			$ 2,000,000
Loan Agreement [Member] | Chairman And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt instrument contribution amount																		$ 1,000,000
Loan interest rate																		15.00%
Consulting Agreement [Member] | Dr Andrew Pecora [Member]
Related Party Transaction [Line Items]
Related party description											On August 31, 2022, Dr. Pecora resigned as the Company’s President, and subsequently entered into a consulting agreement with the Company dated September 21, 2022, to receive a $10 monthly fee for an initial six-month term and will be automatically renewed for one additional six- month term if either party does not provide notice of non-renewal.
Receive for month							$ 10,000
Scientific And Clinical Advisor Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
RSUs one-time grant value					$ 125,000
Scientific And Clinical Advisor Agreement [Member] | Dr Andrew Pecora [Member]
Related Party Transaction [Line Items]
Receive for month					$ 10,000
Scientific And Clinical Advisor Agreement [Member] | Dr Andrew Pecora [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Options vesting period					4 years
Advisory Agreement [Member] | Robin L Smith Md [Member]
Related Party Transaction [Line Items]
Receive for month						$ 20,000
Vested options to acquire shares						105,000
One-time cash bonus						$ 1,500,000
Amount paid								$ 0	20,000		$ 20,000	80,000
Advisory Agreement [Member] | Robin L Smith Md [Member] | Initial Tranche [Member]
Related Party Transaction [Line Items]
Vested options to acquire shares						25,000
Advisory Agreement [Member] | Robin L Smith Md [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Related Party Transaction [Line Items]
Vested options to acquire shares					20,000
Dr Robert Hariri [Member]
Related Party Transaction [Line Items]
Accrued expenses								1,432			1,088
Securities purchase agreement date				Jan. 12, 2024
Dr Robert Hariri [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Unpaid base salary				$ 1,088,000
Net proceeds from offerings of equity securities				$ 21,000,000
Percentage of unpaid base salary				125.00%
Percentage of base salary				85.00%
Bonus program effective date				Feb. 16, 2024
Annual rate of base salary				$ 180,000
Bonus program effective date				Jan. 01, 2025
Employment Of Immediate Family Member [Member] | Ms Hariri [Member]
Related Party Transaction [Line Items]
Base salary								$ 265,000	$ 265,000		$ 265,000	$ 216,000